FAIR VALUE MEASUREMENTS - Additional information (Details) - Public Warrants - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants transferred from a Level 3 to Level 1		$ 3,852,500		$ 3,852,500	$ 3,852,500
Transfer to Level 2		$ 2,197,800		$ 2,197,800	$ 2,197,800
Transfers out of Level 3	$ 0		$ 0